Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits [Line items]
Deposits	$ 815,891	$ 808,124
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	144,913
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	274,075
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	396,903
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	770,599	764,401
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	45,292	43,723
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	258,878	258,139
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	15,823
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	147,046
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	96,009
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	466,390	457,284
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	112,359
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	126,613
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	227,418
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	27,579	26,723
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	16,731
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	416
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	10,432
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	63,044	65,978
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	63,044
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	91,409	91,074
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	553,674	549,270
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	14,144	12,894
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	104,593	107,607
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	6,134	5,963
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 45,937	$ 41,316